Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	An indeterminate amount of common stock, par value $0.01 per share, of Ingram Micro Holding Corporation (the "Common Stock") is being registered as may from time to time be offered for sale or sold at indeterminate prices. In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is deferring payment of the registration fee in connection with the Common Stock registered, except for the $44,665.01 that has already been paid with respect to the $323,425,126.26 maximum aggregate offering price of securities previously registered pursuant to a registration statement on Form S-3 (File No. 333-291469), which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a "pay-as-you-go" basis, and the Registrant will calculate the registration fee applicable to an offer of Common Stock pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	15,162,922
Maximum Aggregate Offering Price	$ 323,425,126.26
Carry Forward Form Type	S-3
Carry Forward File Number	333-291469
Carry Forward Initial Effective Date	Dec. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44,665.01
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes 15,162,922 shares of Common Stock (the "Unsold Stock") previously registered, but not sold, pursuant to the Registration Statement on Form S-3 (File No. 333-291469), which became effective on December 3, 2025 and registered 25,500,000 shares of Common Stock (the "Prior Registration Statement") of which 10,337,078 shares of Common Stock have been sold thereunder. In connection with the Prior Registration Statement, the Company paid a fee of $75,114.66 ("Prior Fee") based upon a $543,915,000 maximum aggregate offering price. Pursuant to Rule 415(a)(6), the Company is carrying forward to this Registration Statement the $44,665.00 paid in connection with the Prior Fee in respect of the Unsold Stock and such fee will continue to be applied to the Unsold Stock. Also pursuant to Rule 415(a)(6), the offering of Unsold Stock under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.